Label	Element	Value
Series M
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SMA Relationship Trust

Prospectus Supplement | January 10, 2022

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus dated April 30, 2021, for Series M, a series of SMA Relationship Trust, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Series M
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On page 10 of the Prospectus, the returns for the Fund's secondary benchmark, the Bloomberg Barclays Municipal Managed Money Intermediate (1-17) Index, for the 1 year, 5 years and 10 years periods that appear in the "Average annual total returns" table are replaced with the following:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

On page 10 of the Prospectus, the returns for the Fund's secondary benchmark, the Bloomberg Barclays Municipal Managed Money Intermediate (1-17) Index, for the 1 year, 5 years and 10 years periods that appear in the "Average annual total returns" table are replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Series M | Bloomberg Municipal Managed Money Intermediate (1-17) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.17%